STOCK-BASED COMPENSATION (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Assumptions utilized in the model, which are evaluated and revised, as necessary, to reflect market conditions and experience, were as follows:

Years ended June 30	2011	2010	2009
Interest rate	0.3-3.7%	0.3-4.0%	0.7-3.8%
Weighted average interest rate	3.4%	3.7%	3.6%
Dividend yield	2.4%	2.2%	2.0%
Expected volatility	14-18%	15-20%	18-34%
Weighted average volatility	16%	18%	21%
Expected life in years	8.8	8.8	8.7

Schedule of Share Based Compensation, Stock Options, Activity Table
A summary of options outstanding under the plans as of June 30, 2011, and activity during the year then ended is presented below:

Options in thousands	Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life in Years	Aggregate Intrinsic Value (in millions)
Outstanding, beginning of year	364,971	$50.16
Granted	29,141	62.85
Exercised	(29,065)	42.55
Canceled	(1,873)	57.81
OUTSTANDING, END OF YEAR	363,174	51.75	5.3	$4,398
EXERCISABLE	271,096	49.69	4.2	3,837